Stock-Based Compensation - Summary of Stock Option Activity With Service, Market, and Performance Conditions (Details) - Stock Option With Combined Service And Performance Condition [member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Pursuant to Stock Options, Outstanding Beginning balance | shares	0
Shares Issuable Pursuant to Stock Options, Granted | shares	18,892,549
Shares Issuable Pursuant to Stock Options, Outstanding Ending Balance | shares	18,892,549
Weighted-Average Exercise Price, Outstanding Beginning Balance | $ / shares	$ 0
Weighted-Average Exercise Price, Granted | $ / shares	0.94
Weighted-Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 0.94
Weighted-Average Remaining Contractual Term (years), Outstanding	9 years 9 months 7 days